LONG-TERM DEBT - Senior notes (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)
Long-term debt
Senior notes redeemable period by issuer		5 years
Net proceeds from issuance of senior notes			$ 790.7
Senior Note 5.000% July 2022
Long-term debt
Principal amount		$ 800.0
Annual nominal interest rate (in percentage)		5.00%		5.00%
Senior Note 5.375% June 2024
Long-term debt
Principal amount		$ 600.0
Annual nominal interest rate (in percentage)		5.375%		5.375%
Senior Note 5.625% June 2025
Long-term debt
Principal amount				$ 400.0
Annual nominal interest rate (in percentage)		5.625%		5.625%
Senior Note 5.750% January 2026
Long-term debt
Principal amount				$ 375.0
Annual nominal interest rate (in percentage)		5.75%		5.75%
5.125% Senior Notes due 2027
Long-term debt
Principal amount		$ 600.0
Annual nominal interest rate (in percentage)		5.125%		5.125%
Senior Note 4.500% January 2030
Long-term debt
Principal amount				$ 800.0
Annual nominal interest rate (in percentage)		4.50%		4.50%
Senior Note October 2019
Long-term debt
Net proceeds from issuance of senior notes	$ 790.7
Financing costs	$ 9.3